Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	12 Months Ended
Dec. 31, 2023
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

24. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	1,914	3,610	4,256
An equity investee	6,350	1,683	—
	8,264	5,293	4,256
Revenue from research and development services from:
An equity investee	481	507	525
Purchases from:
Equity investees	3,651	4,231	3,770
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	150	227	350
An equity investee	—	127	—
	150	354	350
Rendering of management services from:
An indirect subsidiary of CK Hutchison	997	980	971
Entered brand license agreement with:
An indirect subsidiary of CK Hutchison (note (a))	—	—	12,721
Divestment of subsidiaries to:
An indirect subsidiary of CK Hutchison (note (b))	5,103	—	—

(ii)	Balances with related parties included in:

	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (c))	—	1,319
An equity investee (note (c))	1,896	2,198
	1,896	3,517
Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (c))	228	—
An equity investee (note (c) and (d))	28,234	998
	28,462	998
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (e) and (g))	2,017	1,953
An equity investee (note (c) and (f))	145	148
	2,162	2,101
Other non-current liabilities
An equity investee (note (f))	450	755
An indirect subsidiary of CK Hutchison (note (g))	7,619	8,716
	8,069	9,471

Notes:

(a)	The branding rights for HBYS from an indirect subsidiary of CK Hutchison were recognized in the consolidated statements of operations through the gain on divestment of an equity investee (Note 22). For each of the years ended December 31, 2023, 2022 and 2021, the Group paid US$1,538,000 for the branding rights.
(b)	On December 7, 2023, the Group completed a transaction to divest HHOHK and HSN to an indirect subsidiary of CK Hutchison for proceeds of US$5,103,000. A gain on divestment of US$96,000 was recorded in other income for the year ended December 31, 2023.
(c)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities. No allowance for credit losses has been made for amounts due from related parties for the years ended December 31, 2023 and 2022.
(d)	As at December 31, 2023, dividends receivable of US$27,130,000 was included in amounts due from related parties.
(e)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(f)	Includes other deferred income representing amounts recognized from granting of commercial, promotion and marketing rights.
(g)	As at December 31, 2023 and 2022, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at December 31, 2023 and 2022, US$7,619,000 and US$8,716,000 of the branding liability payable was included in other non-current liabilities.

(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Sales	66,417	47,611	41,974
Purchases	5,733	7,936	10,660
Dividends declared	9,068	25,600	9,894
Distribution service fee	369	—	—

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,
	2023	2022

	(in US$’000)
Accounts receivable	7,824	11,139
Accounts payable	27	2,922
Other payables, accruals and advance receipts	309	—